Commitment - Schedule of commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of commitment [Line Items]
Contract liabilities	$ 148
2026 [Member]
Disclosure of commitment [Line Items]
Contract liabilities	88
2027 [Member]
Disclosure of commitment [Line Items]
Contract liabilities	$ 60